Summary of Significant Accounting Policies (Details) - Schedule of Earnings Per Share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Earnings Per Share [Abstract]
Net income (loss) allocated to common shareholders, basic	$ (1,721,000)	$ 933,000
EARNINGS PER SHARE	$ (0.21)	$ 0.11
Weighted average common shares outstanding, basic	8,098,715	8,131,568